Stock-Based Compensation - Assumptions Used to Calculate Value of Option Awards Granted (Details)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Weighted average expected volatility	26.74%
Weighted average risk-free interest rate	2.07%
Expected dividends	0.00%
Expected term	6 years